SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 16,201	$ 8,750
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	12,326	7,090
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	613	248
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 3,262	$ 1,412